Condensed consolidated statements of financial position (Unaudited) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 5,281	€ 3,847
Property, plant and equipment	28,267	18,111
Total non-current assets	33,548	21,958
Current assets
Inventory	12,053	3,685
Prepayments and other receivables	10,873	8,472
Financial assets at fair value through profit or loss		27,453
Cash and cash equivalents	3,610	7,681
Total current assets	26,536	47,291
Total assets	60,084	69,249
Non-current liabilities
Trade and other payables – lease liability	904	411
Total non-current liabilities	904	411
Current liabilities
Trade and other payables	3,416	2,877
Provisions	709
Derivative financial instruments - warrants	9,736	15,271
Accrued expenses	1,558	1,178
Total current liabilities	15,419	19,326
Total liabilities	16,323	19,737
Net assets	43,761	49,512
Equity
Share capital	2	2
Share premium	215,651	213,477
Share-based payments reserve	3,096	463
Retained earnings	(174,988)	(164,430)
Total equity	€ 43,761	€ 49,512